Investments in associates (Tables)	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates
A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2024		2023

Million US dollar	Castel	Anadolu Efes	Castel	Anadolu Efes

Balance at 1 January	3 482	164	3 293	171
Effect of movements in foreign exchange	(303)	(128)	107	(63)
Dividends received	(158)	(10)	(22)	(10)
Share of results of associates	104	84	104	66
Exceptional share of results of associates	-	104	-	-
Balance at 31 December	3 125	214	3 482	164

Summarized Financial Information of the Company's Material Associates
Summarized financial information of the company’s material associates is as follows:

	2024		2023

Million US dollar	Castel	Anadolu Efes	Castel	Anadolu Efes

Current assets	3 411	3 542	3 854	3 028
Non-current assets	4 520	6 361	4 168	3 590
Current liabilities	(1 997)	(2 985)	(2 012)	(2 462)
Non-current liabilities	(586)	(2 066)	(540)	(1 408)
Non-controlling interests	(561)	(2 424)	(647)	(1 457)
Net assets¹	4 788	2 428	4 823	1 291

Revenue	5 329	6 421	5 273	4 561
Profit (loss)	654	1 214	585	481
Other comprehensive income (loss)	(206)	(1 853)	83	212
Total comprehensive income (loss)	448	(638)	668	693